DoubleLine Flexible Income Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 5.0%
5,000,000	Affirm Asset Securitization Trust, Series 2021-B-D	2.54	% (a)	08/17/2026	4,559,256
2,314,858	American Airlines, Inc.	5.25%		01/15/2024	2,291,710
650,000	Amur Equipment Finance Receivables LLC, Series 2021-1A-E	4.13	% (a)	03/20/2028	601,243
513,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-C	3.77	% (a)	03/15/2027	475,221
766,250	CAL Funding Ltd., Series 2020-1A-B	3.50	% (a)	09/25/2045	666,355
2,468,915	Castlelake Aircraft Securitization Trust, Series 2018-1-B	5.30	% (a)	06/15/2043	1,823,086
840,370	Diamond Resorts Owner Trust, Series 2021-1A-D	3.83	% (a)	11/21/2033	756,552
6,250,000	ExteNet LLC, Series 2019-1A-C	5.22	% (a)	07/26/2049	5,911,231
1,855,212	Jersey Mike’s Funding, Series 2019-1A-A2	4.43	% (a)	02/15/2050	1,707,019
1,117,407	JOL Air Ltd., Series 2019-1-B	4.95	% (a)	04/15/2044	806,861
1,116,806	Loanpal Solar Loan Ltd., Series 2021-1GS-C	3.50	% (a)	01/20/2048	731,848
2,986,300	Lunar Structured Aircraft Portfolio Notes, Series 2021-1-C	5.68	% (a)(b)	10/15/2046	2,612,816
1,106,344	Mosaic Solar Loan Trust, Series 2018-1A-C	0.00	% (a)(c)	06/22/2043	1,021,771
5,499,701	Pagaya AI Debt Selection Trust, Series 2021-3-C	3.27	% (a)	05/15/2029	4,876,920
1,350,000	Pagaya AI Debt Selection Trust, Series 2021-5-CERT	0.00	% (a)(b)(d)	08/15/2029	419,691
4,171,739	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	3,722,631
1,286,317	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10	% (a)	09/20/2045	1,129,737
1,750,000	Upstart Securitization Trust, Series 2021-3-C	3.28	% (a)	07/20/2031	1,556,307
4,484,158	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	% (a)	04/30/2048	3,989,520
10,097,788	WAVE LLC, Series 2019-1-C	6.41	% (a)(b)	09/15/2044	1,249,086
1,068,859	Willis Engine Structured Trust, Series 2018-A-A	4.75	% (a)(e)	09/15/2043	886,678
2,545,314	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61	% (a)	10/15/2038	2,176,620

Total Asset Backed Obligations (Cost $58,990,699)					43,972,159

Bank Loans - 7.3%
290,955	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.90%		11/19/2026	289,378
225,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	10.00%		04/20/2028	230,103
187,150	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	9.40%		02/16/2027	183,797
115,104	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.50% Floor)	9.05%		02/16/2028	113,943
355,575	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	8.90%		07/31/2028	349,530
232,650	Air Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	8.37%		08/11/2028	232,962
94,964	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	8.23%		04/22/2024	35,612
698,913	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.50% Floor)	7.77%		02/04/2028	698,301
109,450	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.56%		11/05/2027	108,918
474,677	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.00%		05/12/2028	462,284
144,680	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	8.65%		06/13/2024	139,458
60,000	Almonde, Inc., Senior Secured Second Lien Term Loan (2 Month LIBOR USD + 7.25%, 1.00% Floor)	12.08%		06/16/2025	54,686
339,555	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.65%		08/17/2028	339,450
105,000	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%)	9.00%		05/31/2030	105,000
82,221	AMC Entertainment Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	8.11%		04/22/2026	64,441
308,717	American Airlines, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 1.85%)	6.38%		01/29/2027	301,385
222,188	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.51%, 0.75% Floor)	10.61%		10/20/2028	193,833
119,578	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.00%		03/03/2028	108,181
357,545	AmWINS Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	7.40%		02/22/2028	354,865
442,426	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.40%		09/19/2026	443,567
315,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	11.65%		09/17/2027	315,887
	APX Group, Inc., Senior Secured First Lien Term Loan
162,066	(1 Month Secured Overnight Financing Rate + 3.36%)	8.46%		07/10/2028	162,155
46	(Prime Rate + 2.25%, 0.50% Floor)	10.50%		07/10/2028	46
425,004	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.41%		12/11/2028	400,566
103,216	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.85%, 0.50% Floor)	10.66%		12/10/2029	88,379
143,188	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.65%		02/12/2027	142,084
278,417	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%)	8.77%		02/12/2027	276,648
234,126	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	10.40%		10/25/2028	164,986
144,646	Asurion LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	8.40%		12/23/2026	139,619
239,425	Asurion LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	8.40%		07/30/2027	226,967
50,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.35%)	10.40%		01/31/2028	42,735
165,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.35%)	10.27%		01/19/2029	138,836
324,248	Athenahealth Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.60%		02/15/2029	312,899
164,299	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	9.23%		07/17/2028	141,023
118,610	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 0.50% Floor)	11.95%		12/10/2029	73,983
216,788	Axalta Coating Systems US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.90%		12/20/2029	217,516
270,924	Bally’s Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	8.40%		10/02/2028	265,290
544,798	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.59%		05/10/2027	529,816
196,899	BCP Renaissance Parent LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.40%		11/02/2026	196,512
339,450	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	9.84%		12/11/2028	339,080
749,700	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.66%		06/05/2028	749,273
37,504	Bright Bidco B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.00% + 1.00% PIK, 1.00% Floor)	13.14%		10/29/2027	19,440
689,098	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.90%		08/01/2025	688,522
141,060	Brown Group Holding LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.60%, 0.50% Floor)	7.75%		06/07/2028	139,106
99,750	Caesars Entertainment, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.45%		02/06/2030	99,880
48,125	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	7.15%		08/12/2026	48,139
400,459	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.27%		10/30/2026	400,359
479,055	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.75% Floor)	8.40%		10/18/2028	475,661
524,591	Castle US Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.77%		01/29/2027	387,788
513,467	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	8.30%		10/22/2026	511,919
205,000	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	7.06%		02/22/2028	201,220
425,288	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	9.88%		07/14/2026	417,660
233,825	Central Parent, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.15%		07/06/2029	233,444
256,010	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.75%)	6.80%		02/01/2027	254,783
195,000	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.02%		12/01/2027	193,721
373,700	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	8.40%		09/29/2028	372,345
340,000	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	8.90%		05/06/2030	339,628
114,254	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%)	8.81%		08/21/2026	109,336
127,823	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	7.90%		09/18/2024	122,915
241,342	CMG Media Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.60%)	8.23%		12/17/2026	216,755
426,341	CNT Holdings Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	8.46%		11/08/2027	425,222
21,508	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	7.92%		05/15/2028	21,481
365,166	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.36%, 1.00% Floor)	9.52%		04/16/2029	364,851
70,786	Conair Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.91%		05/17/2028	66,937
87,075	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	8.66%		12/11/2026	87,129
136,150	Conservice Midco LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%)	8.88%		05/13/2027	135,555
194,172	Constant Contact, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	7.91%		02/10/2028	185,951
227,669	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.69%		06/02/2028	206,097
149,617	Cornerstone Building Brands, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.41%		04/12/2028	143,820
200,497	Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	8.77%		10/16/2028	187,341
356,320	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 1.00% Floor)	8.07	% (f)	05/01/2024	181,306
278,296	DCert Buyer, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.26%		10/16/2026	276,339
95,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.00%)	11.70%		02/19/2029	87,559
387,221	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	8.65%		04/09/2027	376,780
415,000	Delta 2 SARL, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.15%		01/15/2030	415,571
244,953	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	8.48%		10/04/2028	234,542
386,582	DG Investment Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.02%		03/31/2028	380,300
45,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.86%, 0.75% Floor)	12.02%		03/29/2029	40,078
615,625	Diamond (BC) B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	7.57%		09/29/2028	615,708
121,344	Diamond Sports Group LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.50%)	10.50	% (f)	08/24/2026	4,348
375,513	DirectTV Financing LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.75% Floor)	10.15%		08/02/2027	367,950
140,951	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.75%		04/06/2026	139,982
75,780	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.75%		04/06/2026	75,259
136,854	Echo Global Logistics, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.52%		11/24/2028	133,090
108,362	EG America LLC, Senior Secured First Lien Delayed-Draw Term Loan (Daily Secured Overnight Financing Rate + 4.36%, 0.50% Floor)	9.41%		03/31/2026	107,990
183,863	EG Group Ltd., Senior Secured First Lien Term Loan (Daily Secured Overnight Financing Rate + 4.11%)	9.16%		02/06/2025	181,412
211,239	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.52%		07/28/2028	211,239
67,555	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.25%		06/22/2029	66,373
146,370	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.25%		06/22/2029	143,808
201,766	Endurance International Group, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	8.22%		02/10/2028	188,399
166,834	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.50% Floor)	7.45%		12/22/2027	166,210
200,267	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	8.99	% (f)	03/31/2027	3,818
81,947	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	9.49	% (f)	03/31/2027	18,515
131,963	Everi Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	7.65%		08/03/2028	131,976
676,728	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.56%, 0.75% Floor)	7.83%		05/01/2026	665,731
126,142	Exgen Renewables LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.76%, 1.00% Floor)	7.24%		12/15/2027	125,551
335,813	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.15%		01/29/2029	332,070
291,313	FINThrive Software Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	9.15%		12/18/2028	249,072
187,311	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%)	7.59%		01/29/2027	187,311
60,000	Focus Financial Partners, Term Loan	8.64	% (g)	06/30/2028	59,753
106,723	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.10%, 1.50% Floor)	12.73	% (b)	06/30/2027	106,723
50,000	Fortrea Holdings, Inc., Term Loan (1 Month Secured Overnight Financing Rate, 0.50% Floor)	8.89	% (g)	06/30/2030	50,075
283,969	Freeport LNG Investments LLP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.31%		12/21/2028	278,738
223,313	Garda World Security Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	9.34%		02/01/2029	221,359
180,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.35%)	9.44%		10/30/2026	179,325
94,288	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.65%		11/16/2029	94,395
	Getty Images, Inc., Senior Secured First Lien Term Loan
5,014	(1 Month Secured Overnight Financing Rate + 4.60%)	9.75%		02/19/2026	5,020
160,985	(3 Month Secured Overnight Financing Rate + 4.60%)	9.84%		02/19/2026	161,186
127,009	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.61%, 1.00% Floor)	9.66%		09/29/2028	127,599
147,299	Global Medical Response, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	9.20%		03/14/2025	83,592
84,575	Go Daddy Operating Company LLC (1 Month Secured Overnight Financing Rate + 3.00%)	8.15%		11/09/2029	84,835
442,086	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.02%		04/28/2028	442,046
173,700	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	9.66%		01/29/2026	173,882
450,262	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.27%		08/04/2027	448,047
356,276	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.77%		01/02/2026	350,709
321,793	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.90%		03/06/2028	319,782
449,196	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	9.15%		12/01/2027	448,594
68,062	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.75% Floor)	9.80%		06/16/2028	64,659
285,000	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.15%)	7.41%		11/15/2027	280,903
9,313	Heartland Dental LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.10%)	9.16%		04/30/2025	9,231
70,000	Hexion Holdings Corporation, Term Loan	9.78	% (g)	03/15/2029	66,248
213,008	H-Food Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.69%)	9.27%		05/23/2025	188,112
275,549	Hightower Holding LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	9.15%		04/21/2028	269,005
180,838	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%, 0.50% Floor)	6.81%		03/15/2028	180,531
75,000	HUB International Ltd., Term Loan (1 Month Secured Overnight Financing Rate, 0.75% Floor)	9.40	% (g)	06/20/2030	75,255
440,028	Hunter Douglas Holding B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.67%		02/26/2029	419,540
128,959	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	11.27%		07/07/2025	124,606
160,015	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	7.41%		07/03/2028	160,215
190,769	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.15%		05/01/2026	165,719
325,000	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.75%		02/19/2030	323,578
429,838	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.44%		02/01/2029	428,647
296,677	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	9.91%		03/31/2028	291,592
295,180	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.10%, 0.75% Floor)	8.25%		12/15/2027	293,520
581,967	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.90%		01/02/2026	577,969
116,224	Ivanti Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	9.42%		12/01/2027	98,490
397,452	Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.65%		05/05/2028	397,344
388,088	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	10.02%		07/07/2028	204,068
513,742	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.18%, 0.75% Floor)	9.48%		03/24/2026	513,513
206,401	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.10%, 1.00% Floor)	8.25%		12/11/2026	200,740
123,125	KKR Apple Bidco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.02%		09/22/2028	122,267
379,242	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.01%, 0.50% Floor)	8.90%		12/22/2026	370,383
277,870	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.90%		12/17/2027	267,594
684,250	Leslie’s Poolmart, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	7.65%		03/09/2028	683,679
165,000	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%)	7.02%		03/01/2027	154,121
101,799	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%)	7.09%		03/24/2025	101,609
182,337	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	9.90%		08/31/2027	114,973
394,161	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%)	8.77%		06/30/2027	391,347
720,300	Madison IAQ LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 0.50% Floor)	8.30%		06/21/2028	706,434
58,049	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.63%		10/19/2027	58,086
423,412	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.27%		05/04/2028	420,370
172,131	McAfee Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.01%		03/01/2029	165,126
711,598	Medline Borrower LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.27%		10/23/2028	704,258
255,133	Messer Industries GMBH, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.76%)	7.66%		03/02/2026	255,300
97,875	MIC Glen LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.52%		07/21/2028	96,300
134,537	Michaels Stores, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	9.41%		04/14/2028	119,536
475,539	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.75% Floor)	9.00%		10/01/2027	469,000
120,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	10.76%		06/21/2027	124,875
380,118	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.85%)	9.66%		03/27/2026	374,774
280,361	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.01%, 0.50% Floor)	7.59%		10/20/2028	279,368
288,533	Mitchell International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.88%		10/16/2028	282,673
55,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	11.65%		10/15/2029	48,813
349,675	Monogram Food Solutions LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.06%		08/28/2028	341,370
79,107	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.77%		10/19/2026	79,312
58,502	National Intergovernmental Purchasing Alliance Company, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	8.08%		05/23/2025	58,312
134,828	NCR Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	7.78%		08/28/2026	134,659
196,915	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%)	8.09%		10/20/2025	177,975
160,000	Nouryon Finance B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%)	9.32%		04/03/2028	158,800
265,950	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.01%, 0.50% Floor)	8.94%		11/09/2028	256,143
499,238	OneDigital Borrower LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.50%		11/16/2027	492,997
377,138	Organon & Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	8.25%		06/02/2028	377,550
333,214	Oryx Midstream Services Permian Basin LLC (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.54%		10/05/2028	333,132
95,500	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	8.65%		10/24/2025	93,518
419,257	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	8.66%		11/30/2027	414,050
201,058	Packers Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.75% Floor)	8.42%		03/06/2028	140,489
84,788	Par Petroleum, LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	8.82%		02/28/2030	83,622
200,898	Park River Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	8.00%		12/28/2027	193,170
101,130	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.65%		05/29/2026	101,329
177,405	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.50% Floor)	8.88%		12/15/2028	146,204
11,174	Pediatric Associates Holding Company LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.52%		12/29/2028	10,959
117,932	Pediatric Associates Holding Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.52%		12/29/2028	115,662
393,070	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.85%, 0.50% Floor)	8.00%		05/03/2029	392,292
656,815	Peraton Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.00%		02/01/2028	646,611
253,250	Perrigo Investments LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.35%, 0.50% Floor)	7.50%		04/20/2029	251,667
407,299	Petco Health and Wellness Company, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.41%		03/03/2028	404,983
206,325	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.00%		02/11/2028	206,283
289,370	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	8.65%		02/14/2025	284,017
334,650	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.88%		06/23/2025	335,008
151,767	Phoenix Services International LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month Secured Overnight Financing Rate + 12.00% or 10.00% PIK, 2.00% Floor)	17.11%		07/29/2023	18,971
57,070	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 12.00% or 10.00% PIK, 2.00% Floor)	17.11%		07/29/2023	54,740
50,473	Phoenix Services International LLC, Senior Secured First Lien Term Loan	0.00	% (g)	06/13/2028	50,473
367,115	Phoenix Services International LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.67	% (b)(f)	03/03/2025	–
258,700	Playa Resorts Holding BV, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.32%		01/05/2029	258,362
213,388	PMHC, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.40%, 0.50% Floor)	9.30%		04/23/2029	188,702
97,863	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	8.19%		12/29/2027	97,863
	Polar US Borrower LLC, Senior Secured First Lien Term Loan
143,787	(6 Month Secured Overnight Financing Rate + 4.75%)	9.72%		10/15/2025	114,070
122,887	(3 Month Secured Overnight Financing Rate + 4.75%)	9.83%		10/15/2025	97,490
176,040	Polaris Newco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	9.16%		06/02/2028	162,543
218,500	PQ Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.60%, 0.50% Floor)	7.65%		06/09/2028	217,869
39,868	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	7.41%		07/03/2028	39,918
265,375	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%)	9.02%		07/31/2026	264,282
	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan
223,136	(3 Month LIBOR USD + 4.00%, 0.50% Floor)	9.23%		10/02/2028	168,215
72,364	(1 Month LIBOR USD + 4.00%, 0.50% Floor)	9.51%		10/02/2028	54,552
	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan
32,500	(3 Month LIBOR USD + 6.75%, 0.50% Floor)	11.97%		09/30/2029	17,591
32,500	(3 Month LIBOR USD + 6.75%, 0.50% Floor)	12.26%		09/30/2029	17,591
330,000	Prime Security Services Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.75% Floor)	7.84%		09/23/2026	330,318
689,500	Proofpoint, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.40%		08/31/2028	675,996
208,241	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	8.52%		02/12/2027	186,278
278,582	Pug LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.27%		02/13/2027	252,813
572,750	QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.15%		03/18/2029	574,024
220,965	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.27%		09/25/2026	184,975
188,321	Radiology Partners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.36%)	8.88%		07/09/2025	142,830
270,932	RealPage, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.15%		04/24/2028	265,412
328,046	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	8.58%		11/14/2025	304,629
131,229	Rent-A-Center, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	8.13%		02/17/2028	131,393
25,601	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate)	3.25%		04/25/2024	384
122,712	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.00%		02/04/2027	122,726
314,209	Scientific Games Holdings LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.10%		04/04/2029	310,870
232,650	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.10%, 0.50% Floor)	8.16%		04/16/2029	232,705
157,412	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.66%		11/01/2024	142,020
263,411	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.77%		09/30/2026	235,094
203,575	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.00%		04/17/2026	201,683
130,500	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.00%		10/20/2027	135,720
303,456	SMG US Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	7.77%		01/23/2025	303,140
409,555	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.66%		10/07/2027	405,802
710,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	8.02%		12/11/2026	701,015
468,319	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	7.83%		06/27/2025	279,027
428,044	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 1.00% Floor)	9.02%		10/05/2027	421,801
282,604	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	9.23%		03/06/2028	243,948
129,350	Spirit AeroSystems, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.55%		01/15/2027	129,770
546,583	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.65%		06/02/2028	532,276
289,753	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	10.30%		04/16/2026	248,735
159,482	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	7.41%		07/21/2026	159,662
458,448	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	8.91%		10/01/2026	456,731
207,144	SWF Holdings Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	8.75%		10/06/2028	168,304
197,000	Tecta America Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.27%		04/06/2028	196,262
145,676	Telesat Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	8.03%		12/07/2026	90,301
206,850	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.15%		08/31/2028	207,164
93,813	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.39%		01/18/2029	93,725
311,886	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.90%		04/07/2028	304,655
154,180	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.90%		07/20/2026	149,381
200,281	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.50%		06/01/2028	196,734
280,515	Titan Acquisition Ltd., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	8.15%		03/28/2025	274,495
335,000	TK Elevator Midco GMBH, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.50% Floor)	8.60%		07/30/2027	332,824
217,740	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.50% Floor)	7.52%		12/01/2028	217,478
339,150	Transdigm, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%)	8.15%		08/24/2028	339,347
226,082	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.10%, 1.00% Floor)	12.54%		02/28/2025	222,975
87,539	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	8.73%		02/16/2028	86,937
322,954	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.52%		03/03/2028	315,082
273,563	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	9.16%		09/15/2028	269,851
509,814	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.66%		03/31/2028	494,122
	Uber Technologies Inc, Senior Secured First Lien Term Loan
65,575	(3 Month Secured Overnight Financing Rate + 2.75%)	8.00%		03/04/2030	65,653
153,325	(3 Month Secured Overnight Financing Rate + 2.75%)	8.03%		03/04/2030	153,507
382,254	UFC Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.75% Floor)	8.05%		04/29/2026	382,279
115,000	UKG Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.60%, 0.50% Floor)	9.88%		05/04/2026	114,976
290,080	UKG, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.85%)	8.90%		05/04/2026	286,600
95,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.35%, 0.50% Floor)	10.03%		05/03/2027	92,388
93,118	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.59%		08/27/2025	93,248
456,677	United Airlines, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.89%		04/21/2028	457,187
77,200	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	7.15%		07/01/2026	77,270
199,250	Univision Communications, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.15%		06/24/2029	199,166
469,554	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%)	7.02%		09/14/2026	469,747
39,800	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	9.81%		10/26/2026	38,745
460,436	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%)	9.15%		08/27/2025	460,867
236,324	Viad Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.11%, 0.50% Floor)	10.27%		07/31/2028	230,416
245,625	Victoria’s Secret & Company, Senior secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	7.98%		08/02/2028	243,169
140,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	8.36%		01/31/2029	139,600
92,414	VT Topco, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	8.77%		08/01/2025	91,363
312,153	Wand NewCo, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	7.94%		02/05/2026	310,051
121,835	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	11.01%		06/22/2026	121,293
349,675	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.27%		08/03/2028	348,063
73,039	WWEX UNI TopCo Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.26%, 0.75% Floor)	9.16%		07/26/2028	69,555
261,026	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.15%		03/09/2027	205,819
194,508	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.40%		03/09/2027	154,998
268,962	Zebra Buyer LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.51%, 0.50% Floor)	8.19%		11/01/2028	265,152
235,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	7.61%		04/28/2028	231,811

Total Bank Loans (Cost $66,552,093)					63,807,000

Collateralized Loan Obligations - 19.6%
2,000,000	AIMCO Ltd., Series 2021-15A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	8.16	% (a)	10/17/2034	1,879,483
2,000,000	Apidos, Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	7.86	% (a)	04/15/2031	1,844,423
2,500,000	Atrium Corporation, Series 13A-D (3 Month LIBOR USD + 2.70%)	7.97	% (a)	11/21/2030	2,380,336
500,000	Bain Capital Credit Ltd., Series 2017-2A-DR2 (3 Month LIBOR USD + 3.10%, 3.10% Floor)	8.36	% (a)	07/25/2034	462,522
1,250,000	Bain Capital Credit Ltd., Series 2021-7A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	8.52	% (a)	01/22/2035	1,127,661
1,737,500	Barings Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	11.70	% (a)	10/20/2030	1,421,163
4,000,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	8.15	% (a)	07/20/2029	3,861,712
1,000,000	Barings Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	11.56	% (a)	04/25/2034	902,855
3,770,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	8.17	% (a)	10/22/2030	3,243,096
500,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	7.85	% (a)	04/20/2031	430,930
1,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	8.42	% (a)	11/15/2030	889,526
1,000,000	BlueMountain Ltd., Series 2017-2A-C (3 Month LIBOR USD + 3.00%)	8.25	% (a)	10/20/2030	844,850
1,000,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	8.26	% (a)	07/15/2030	924,139
2,000,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	8.05	% (a)	01/30/2031	1,833,307
3,000,000	Canyon Capital Ltd., Series 2020-2A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	8.41	% (a)	10/15/2034	2,762,682
2,500,000	Canyon Capital Ltd., Series 2021-4A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	8.31	% (a)	10/15/2034	2,292,360
1,000,000	Canyon Capital Ltd., Series 2021-4A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	11.56	% (a)	10/15/2034	909,731
500,000	Carlyle Global Market Strategies Ltd., Series 2020-2A-CR (3 Month LIBOR USD + 3.20%, 3.20% Floor)	8.46	% (a)	01/25/2035	454,249
3,500,000	Cathedral Lake Ltd., Series 2021-8A-C (3 Month LIBOR USD + 2.62%, 2.62% Floor)	7.87	% (a)	01/20/2035	3,419,109
3,500,000	Cathedral Lake Ltd., Series 2021-8A-D1 (3 Month LIBOR USD + 3.42%, 3.42% Floor)	8.67	% (a)	01/20/2035	3,210,144
1,500,000	Chenango Park Ltd., Series 2018-1A-C (3 Month LIBOR USD + 3.00%, 3.00% Floor)	8.26	% (a)	04/15/2030	1,342,328
500,000	CIFC Funding Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	8.11	% (a)	07/18/2031	479,606
1,000,000	CIFC Funding Ltd., Series 2019-3A-CR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	8.31	% (a)	10/16/2034	961,079
1,000,000	Dryden Ltd., Series 2019-68A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	8.61	% (a)	07/15/2035	909,217
900,000	Dryden Ltd., Series 2020-77A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	8.38	% (a)	05/20/2034	813,556
2,500,000	Dryden Senior Loan Fund, Series 2013-28A-B1LR (3 Month LIBOR USD + 3.15%)	8.47	% (a)	08/15/2030	2,392,637
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-DR (3 Month LIBOR USD + 2.50%, 2.50% Floor)	7.76	% (a)	01/15/2031	2,770,583
1,000,000	Dryden Senior Loan Fund, Series 2016-45A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	8.41	% (a)	10/15/2030	939,999
1,000,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	8.51	% (a)	07/15/2030	945,094
2,500,000	Goldentree Loan Opportunities Ltd., Series 2016-12A-DR (3 Month LIBOR USD + 2.90%)	8.16	% (a)	07/21/2030	2,400,282
1,500,000	Greenwood Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.50%)	7.76	% (a)	04/15/2031	1,345,838
295,825	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	10.27	% (a)(b)	04/28/2025	69,298
500,000	Halcyon Loan Advisors Funding Ltd., Series 2018-1A-A2 (3 Month LIBOR USD + 1.80%, 1.80% Floor)	7.05	% (a)	07/21/2031	481,540
2,000,000	Hayfin Ltd., Series 2018-8A-B (3 Month LIBOR USD + 1.48%, 1.48% Floor)	6.73	% (a)	04/20/2031	1,957,303
1,500,000	Highbridge Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	8.26	% (a)	10/15/2030	1,406,725
2,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	8.15	% (a)	10/20/2029	1,826,922
3,175,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	8.00	% (a)	07/20/2031	2,720,464
1,250,000	LCM LP, Series 19A-E2 (3 Month LIBOR USD + 5.70%, 5.70% Floor)	10.96	% (a)	07/15/2027	1,169,840
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%)	8.05	% (a)	10/20/2027	1,962,207
5,000,000	LCM LP, Series 26A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	7.75	% (a)	01/20/2031	4,382,188
1,500,000	LCM LP, Series 27A-D (3 Month LIBOR USD + 2.95%)	8.21	% (a)	07/16/2031	1,307,547
4,500,000	Madison Park Funding Ltd., Series 2015-18A-BR (3 Month LIBOR USD + 1.60%)	6.86	% (a)	10/21/2030	4,427,528
3,500,000	Magnetite Ltd., Series 2018-20A-D (3 Month LIBOR USD + 2.50%)	7.75	% (a)	04/20/2031	3,329,183
1,750,000	Magnetite Ltd., Series 2019-23A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	8.31	% (a)	01/25/2035	1,670,545
1,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	7.01	% (a)	04/15/2029	991,328
3,500,000	Marble Point Ltd., Series 2021-3A-D1 (3 Month LIBOR USD + 3.50%, 3.50% Floor)	8.76	% (a)	10/17/2034	3,320,351
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	8.30	% (a)	10/20/2030	928,868
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2016-21A-DR2 (3 Month LIBOR USD + 3.30%, 3.30% Floor)	8.55	% (a)	04/20/2034	952,568
4,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	8.16	% (a)	04/15/2034	3,674,361
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	8.11	% (a)	10/18/2029	1,433,848
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-26A-D (3 Month LIBOR USD + 2.65%, 2.65% Floor)	7.91	% (a)	10/18/2030	946,842
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-28A-D (3 Month LIBOR USD + 2.85%)	8.10	% (a)	04/20/2030	1,401,017
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	8.25	% (a)	10/20/2035	936,825
4,500,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (3 Month LIBOR USD + 3.90%, 3.90% Floor)	9.16	% (a)	07/15/2029	4,124,762
500,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (3 Month LIBOR USD + 2.75%, 2.75% Floor)	8.07	% (a)	02/14/2031	460,804
1,250,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	11.45	% (a)	03/17/2030	1,041,578
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	8.65	% (a)	07/20/2030	1,878,528
4,000,000	Octagon Investment Partners Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%, 2.60% Floor)	7.85	% (a)	01/20/2031	3,576,806
3,000,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	8.11	% (a)	07/25/2030	2,710,447
500,000	Octagon Investment Partners Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 7.00%, 7.00% Floor)	12.25	% (a)	01/20/2035	426,523
1,000,000	Octagon Investment Partners Ltd., Series 2020-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	8.56	% (a)	07/15/2036	872,146
2,500,000	OHA Credit Funding Ltd., Series 2021-16A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	11.36	% (a)	10/18/2034	2,343,071
500,000	Park Avenue Institutional Advisers Ltd., Series 2021-2A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	8.66	% (a)	07/15/2034	473,593
4,000,000	RR Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	8.21	% (a)	04/15/2030	3,641,304
2,000,000	Sound Point Ltd., Series 2015-2A-DRRR (3 Month LIBOR USD + 4.50%, 4.50% Floor)	9.75	% (a)	07/20/2032	1,695,656
6,000,000	Sound Point Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	8.56	% (a)	07/15/2034	5,295,577
1,000,000	Sound Point Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	8.60	% (a)	07/20/2034	892,847
5,000,000	Sound Point Ltd., Series 2020-2A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	8.61	% (a)	10/25/2034	4,441,146
3,375,000	Sound Point Ltd., Series 2021-4A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	8.66	% (a)	10/25/2034	2,919,795
5,000,000	Steele Creek Ltd., Series 2019-2A-BR (3 Month LIBOR USD + 1.85%, 1.85% Floor)	7.11	% (a)	07/15/2032	4,885,755
3,500,000	Steward Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	7.86	% (a)	01/15/2030	3,137,677
1,500,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	8.31	% (a)	10/15/2031	1,355,143
2,000,000	THL Credit Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	12.01	% (a)(b)	10/18/2030	1,527,413
2,000,000	THL Credit Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	8.26	% (a)	07/18/2031	1,707,202
4,000,000	THL Credit Wind River Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	8.16	% (a)	01/15/2031	3,596,979
2,000,000	THL Credit Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	11.01	% (a)(b)	01/15/2031	1,382,481
1,500,000	THL Credit Wind River Ltd., Series 2014-3A-DR2 (3 Month LIBOR USD + 3.40%, 3.40% Floor)	8.67	% (a)	10/22/2031	1,268,582
2,000,000	THL Credit Wind River Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.72%, 3.72% Floor)	8.98	% (a)	04/18/2036	1,786,051
1,750,000	THL Credit Wind River Ltd., Series 2017-1A-ER (3 Month LIBOR USD + 7.06%, 7.06% Floor)	12.32	% (a)	04/18/2036	1,482,704
1,500,000	THL Credit Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	8.03	% (a)	11/20/2030	1,417,366
1,500,000	THL Credit Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	8.16	% (a)	07/15/2030	1,359,972
3,500,000	THL Credit Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	8.26	% (a)	07/15/2030	3,127,480
500,000	THL Credit Wind River Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.35%, 3.35% Floor)	8.60	% (a)	07/20/2033	449,460
1,000,000	THL Credit Wind River Ltd., Series 2021-4A-D (3 Month LIBOR USD + 3.20%, 3.20% Floor)	8.45	% (a)	01/20/2035	924,773
1,500,000	TIAA Ltd., Series 2017-2A-B (3 Month LIBOR USD + 1.50%)	6.76	% (a)	01/16/2031	1,473,917
6,000,000	Trimaran CAVU LLC, Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	7.45	% (a)	07/20/2032	5,940,569
500,000	Upland Ltd., Series 2016-1A-CR (3 Month LIBOR USD + 2.90%)	8.15	% (a)	04/20/2031	465,591
500,000	Vibrant Ltd., Series 2015-3A-A2RR (3 Month LIBOR USD + 1.85%)	7.10	% (a)	10/20/2031	484,211
3,900,000	Voya Ltd., Series 2013-1A-CR (Secured Overnight Financing Rate 3 Month + 3.21%)	8.20	% (a)	10/15/2030	3,442,834
1,500,000	Voya Ltd., Series 2017-3A-CR (3 Month LIBOR USD + 3.15%)	8.40	% (a)	04/20/2034	1,349,935

Total Collateralized Loan Obligations (Cost $187,045,717)					171,052,473

Foreign Corporate Bonds - 6.2%
44,000	1375209 B.C. Ltd.	9.00	% (a)	01/30/2028	44,161
400,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	297,782
300,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	212,077
1,171,200	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	921,359
200,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	169,606
200,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	170,929
600,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	486,452
400,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	280,248
400,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	350,059
600,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)	03/26/2079	555,258
800,000	AES Andres B.V.	5.70	% (a)	05/04/2028	717,068
220,833	AI Candelaria Spain S.A.	7.50%		12/15/2028	206,978
500,000	AI Candelaria Spain S.A.	5.75	% (a)	06/15/2033	371,042
500,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	371,042
200,000	Altice Financing S.A.	5.00	% (a)	01/15/2028	160,040
200,000	Altice France Holding S.A.	6.00	% (a)	02/15/2028	97,745
255,000	Altice France Holding S.A.	5.50	% (a)	10/15/2029	182,616
200,000	ARD Finance S.A. (7.25% PIK)	6.50	% (a)	06/30/2027	162,325
208,314	Avation Capital S.A. (9.00% PIK)	8.25	% (a)	10/31/2026	181,557
600,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(h)	04/22/2031	442,121
200,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	176,272
300,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38%		01/28/2031	271,131
100,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	7.05%		04/03/2027	94,451
300,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%		04/16/2031	246,552
450,000	Banco Industrial S.A. (5 Year CMT Rate + 4.44%)	4.88%		01/29/2031	412,934
1,850,000	Banco Internacional del Peru S.A.A. Interbank (5 Year CMT Rate + 3.71%)	4.00%		07/08/2030	1,701,371
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (h)	01/24/2032	154,800
1,200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (h)	01/10/2028	1,093,338
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(h)	06/27/2029	173,834
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (h)	06/27/2029	173,834
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year CMT Rate + 3.00%)	5.95%		10/01/2028	199,750
500,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	426,020
1,276,000	Bank Hapoalim B.M.	3.26	% (a)(i)	01/21/2032	1,097,017
1,000,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	% (a)	01/29/2031	896,140
600,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	521,180
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%		09/13/2034	178,233
195,000	Bombardier, Inc.	7.88	% (a)	04/15/2027	194,772
450,000	Braskem Idesa SAPI	6.99%		02/20/2032	291,909
1,300,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	1,327,222
400,000	BRF S.A.	4.88%		01/24/2030	325,700
850,000	C&W Senior Financing	6.88%		09/15/2027	742,390
700,000	CAP S.A.	3.90%		04/27/2031	510,195
600,000	CAP S.A.	3.90	% (a)	04/27/2031	437,310
650,000	Cemex S.A.B de C.V. (5 Year CMT Rate + 4.53%)	5.13	% (h)	06/08/2026	579,036
300,000	Cemex S.A.B. de C.V. (5 Year CMT Rate + 4.91%)	9.13	% (a)(h)	03/14/2028	304,199
2,000,000	Chile Electricity PEC S.p.A.	0.00	% (a)	01/25/2028	1,544,400
400,000	Cosan Luxembourg S.A.	7.50	% (a)	06/27/2030	396,480
1,040,000	Cosan Overseas Ltd.	8.25	% (h)	08/05/2023	1,034,972
600,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (f)(h)	11/29/2027	8,250
800,000	CT Trust	5.13%		02/03/2032	642,792
800,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	716,008
356,729	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(f)(h)	07/17/2023	41,445
334,346	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)(f)	04/01/2025	145,441
230,000	eG Global Finance PLC	8.50	% (a)	10/30/2025	223,435
573,650	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	517,751
720,960	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	666,654
1,800,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	1,418,462
400,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	300,112
182,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	160,752
400,000	Freeport Indonesia PT	5.32	% (a)	04/14/2032	379,235
200,000	Freeport Indonesia PT	6.20%		04/14/2052	180,772
300,000	Freeport-McMoRan, Inc.	4.38%		08/01/2028	283,311
300,000	Freeport-McMoRan, Inc.	4.63%		08/01/2030	282,945
400,000	Frigorifico Concepcion S.A.	7.70%		07/21/2028	312,051
798,390	Galaxy Pipeline Assets Bidco Ltd.	2.16	% (a)	03/31/2034	679,865
854,865	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	687,912
230,000	Garda World Security Corporation	4.63	% (a)	02/15/2027	210,657
180,000	Garda World Security Corporation	6.00	% (a)	06/01/2029	147,682
600,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%		04/16/2029	545,301
246,640	Global Aircraft Leasing Company (7.25% PIK)	6.50	% (a)	09/15/2024	226,056
1,600,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	1,373,720
200,000	Gran Tierra Energy International Holdings Ltd.	7.75	% (a)	05/23/2027	151,582
270,000	Grifols Escrow Issuer S.A.	4.75	% (a)	10/15/2028	234,614
618,982	Guara Notre SARL	5.20%		06/15/2034	542,708
1,331,200	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	1,281,280
300,000	Indonesia Asahan Aluminium Persero PT	5.45%		05/15/2030	291,140
400,000	Inkia Energy Ltd.	5.88%		11/09/2027	381,597
150,000	Intelsat Jackson Holdings S.A.	6.50	% (a)	03/15/2030	136,929
35,079	Invepar Holdings	0.00	% (b)(f)	12/30/2028	–
252,000	JSW Hydro Energy Ltd.	4.13	% (a)	05/18/2031	212,839
160,000	Kronos Acquisition Holdings, Inc.	5.00	% (a)	12/31/2026	146,574
909,810	LLPL Capital Pte Ltd.	6.88	% (a)	02/04/2039	817,642
827,100	LLPL Capital Pte Ltd.	6.88%		02/04/2039	743,311
400,000	MARB BondCo PLC	3.95%		01/29/2031	286,644
330,000	Mattamy Group Corporation	4.63	% (a)	03/01/2030	285,664
1,352,752	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	914,991
600,000	Mexarrend SAPI de C.V.	10.25	% (a)(f)	07/24/2024	135,261
360,000	Millicom International Cellular S.A.	6.63%		10/15/2026	344,981
360,000	Millicom International Cellular SA	6.25%		03/25/2029	323,072
2,500,000	Minejesa Capital B.V.	5.63%		08/10/2037	1,965,343
400,000	Minerva Luxembourg S.A.	4.38%		03/18/2031	313,277
500,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	441,250
400,000	Movida Europe S.A.	5.25%		02/08/2031	325,240
400,000	Multibank, Inc.	7.75	% (a)	02/03/2028	405,033
924,649	MV24 Capital B.V.	6.75%		06/01/2034	835,320
200,000	NBM US Holdings, Inc.	7.00%		05/14/2026	194,138
200,000	NBM US Holdings, Inc.	6.63%		08/06/2029	183,283
200,000	Network i2i Ltd. (5 Year CMT Rate + 4.27%)	5.65	% (h)	01/15/2025	194,750
200,000	Nexa Resources S.A.	5.38%		05/04/2027	186,810
252,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	227,013
1,000,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	912,190
340,000	Parkland Corporation	4.63	% (a)	05/01/2030	295,134
160,000	Primo Water Holdings, Inc.	4.38	% (a)	04/30/2029	137,270
720,000	Rutas 2 and 7 Finance Ltd.	0.00%		09/30/2036	472,086
600,000	Sasol Financing USA LLC	5.50%		03/18/2031	473,026
155,000	Seaspan Corporation	5.50	% (a)	08/01/2029	121,570
500,000	Simpar Europe S.A.	5.20%		01/26/2031	397,378
250,000	Superior Plus LP	4.50	% (a)	03/15/2029	219,390
115,000	Telesat LLC	4.88	% (a)	06/01/2027	69,163
151,000	Tervita Corporation	11.00	% (a)	12/01/2025	160,804
165,000	Titan Acquisition Ltd.	7.75	% (a)	04/15/2026	149,940
200,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	192,907
726,047	UEP Penonome S.A.	6.50%		10/01/2038	546,084
544,535	UEP Penonome S.A.	6.50	% (a)	10/01/2038	409,563
2,800,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (f)(h)	01/29/2025	15,400
400,000	Unigel Luxembourg S.A.	8.75%		10/01/2026	131,500
700,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.23%)	2.00%		10/14/2031	615,332
762,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	678,352
800,000	UPL Corporation Ltd.	4.63%		06/16/2030	688,000
1,100,000	Vedanta Resources Finance PLC	9.25	% (a)	04/23/2026	817,422
1,300,000	Vedanta Resources Ltd.	6.13%		08/09/2024	974,288
300,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	156,611
700,000	VTR Finance NV	6.38%		07/15/2028	269,478
325,000	VZ Secured Financing B.V.	5.00	% (a)	01/15/2032	262,098

Total Foreign Corporate Bonds (Cost $64,398,585)					53,703,788

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 2.3%
400,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	% (h)	04/15/2024	356,342
500,000	Banco do Brasil S.A. (10 Year CMT Rate + 6.36%)	9.00	% (h)	06/18/2024	502,950
1,300,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	1,095,250
445,287	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	311,603
2,300,000	Chile Government International Bond	3.10%		01/22/2061	1,508,054
300,000	Colombia Government International Bond	5.00%		06/15/2045	209,601
2,000,000	Colombia Government International Bond	4.13%		05/15/2051	1,201,880
800,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	777,672
600,000	Ecopetrol S.A.	4.63%		11/02/2031	463,719
150,000	Ecopetrol S.A.	5.88%		05/28/2045	102,913
2,050,000	Ecopetrol S.A.	5.88%		11/02/2051	1,358,581
1,100,000	EIG Pearl Holdings SARL	3.55%		08/31/2036	940,483
91,777	Lima Metro Finance Ltd.	5.88%		07/05/2034	89,333
1,000,000	Mexico Government International Bond	4.40%		02/12/2052	790,925
2,649,000	Mexico Government International Bond	6.34%		05/04/2053	2,705,046
800,000	Oleoducto Central S.A.	4.00%		07/14/2027	701,533
800,000	Panama Government International Bond	4.30%		04/29/2053	597,291
400,000	Panama Government International Bond	4.50%		04/01/2056	301,390
2,300,000	Panama Government International Bond	3.87%		07/23/2060	1,530,248
1,750,000	Petrobras Global Finance B.V.	6.75%		06/03/2050	1,574,622
900,000	Petroleos del Peru S.A.	4.75%		06/19/2032	689,032
400,000	Petroleos del Peru S.A.	5.63%		06/19/2047	258,373
900,000	Petroleos Mexicanos	6.75%		09/21/2047	565,986
400,000	Philippine Government International Bond	2.65%		12/10/2045	270,081
700,000	Republic of South Africa Government Bond	4.30%		10/12/2028	620,025
1,100,000	Saudi Government International Bond	3.45%		02/02/2061	775,657

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $25,177,037)					20,298,590

Non-Agency Commercial Mortgage Backed Obligations - 10.3%
15,324,483	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XA	1.08	% (a)(i)(j)	05/15/2053	730,133
10,194,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3-XD	1.29	% (a)(i)(j)	10/15/2054	779,209
1,017,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.76% Floor)	7.87	% (a)	09/14/2036	922,452
9,818,345	BANK, Series 2017-BNK5-XA	1.08	% (i)(j)	06/15/2060	277,313
59,141,729	BANK, Series 2018-BN11-XA	0.60	% (i)(j)	03/15/2061	1,109,008
1,958,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.55%, 3.55% Floor)	8.74	% (a)	07/15/2037	1,851,925
956,000	BBCMS Mortgage Trust, Series 2018-TALL-E (1 Month LIBOR USD + 2.59%, 2.59% Floor)	7.78	% (a)	03/15/2037	562,866
1,675,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (Secured Overnight Financing Rate 1 Month + 2.96%, 2.85% Floor)	8.11	% (a)	11/15/2034	577,875
1,224,786	BB-UBS Trust, Series 2012-TFT-TE	3.68	% (a)(b)(i)	06/05/2030	948,139
908,000	BDS Ltd., Series 2021-FL10-A (1 Month LIBOR USD + 1.35%, 1.35% Floor)	6.51	% (a)	12/16/2036	893,296
56,255,887	Benchmark Mortgage Trust, Series 2022-B32-XA	0.56	% (a)(i)(j)	01/15/2055	1,223,492
2,866,000	BPR Trust, Series 2021-TY-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	7.54	% (a)	09/15/2038	2,657,617
1,575,000	BX Trust, Series 2019-CALM-E (Secured Overnight Financing Rate 1 Month + 2.11%, 2.00% Floor)	7.26	% (a)	11/15/2032	1,536,681
1,800,000	BX Trust, Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	7.09	% (a)	04/15/2034	1,760,350
467,500	BX Trust, Series 2019-XL-G (Secured Overnight Financing Rate 1 Month + 2.41%, 2.30% Floor)	7.56	% (a)	10/15/2036	459,171
2,820,000	BX Trust, Series 2021-VIEW-E (1 Month LIBOR USD + 3.60%, 3.60% Floor)	8.79	% (a)	06/15/2036	2,550,364
1,119,631	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	8.04	% (a)	10/15/2035	951,352
8,712,383	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.11	% (i)(j)	02/10/2050	229,035
3,805,755	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.77	% (i)(j)	05/10/2058	126,930
1,494,801	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.09	% (i)(j)	10/10/2047	11,916
6,405,314	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.99	% (i)(j)	05/10/2049	258,552
2,192,190	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.05	% (i)(j)	07/10/2049	93,076
1,216,000	CLNC Ltd., Series 2019-FL1-B (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	7.11	% (a)	08/20/2035	1,170,580
913,752	Commercial Mortgage Pass-Through Trust, Series 2014-CR17-XA	1.11	% (i)(j)	05/10/2047	3,963
10,527,746	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-XA	0.95	% (i)(j)	08/10/2048	143,075
6,556,686	Commercial Mortgage Pass-Through Trust, Series 2015-CR27-XA	1.05	% (i)(j)	10/10/2048	106,049
1,227,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.44	% (i)	02/10/2048	1,055,851
1,606,037	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-XA	1.12	% (i)(j)	02/10/2048	17,108
9,339,669	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XA	0.79	% (i)(j)	07/10/2048	94,499
2,612,457	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-XA	1.08	% (i)(j)	02/10/2049	48,350
2,228,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-D (1 Month LIBOR USD + 2.28%, 2.18% Floor)	7.47	% (a)	09/15/2033	1,715,678
2,240,747	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.95	% (i)(j)	04/15/2050	18,669
39,968,441	CSAIL Commercial Mortgage Trust, Series 2018-CX12-XA	0.71	% (i)(j)	08/15/2051	901,976
31,912,528	CSAIL Commercial Mortgage Trust, Series 2021-C20-XA	1.12	% (i)(j)	03/15/2054	1,730,632
18,269,000	CSAIL Commercial Mortgage Trust, Series 2021-C20-XD	1.58	% (a)(i)(j)	03/15/2054	1,578,018
1,974,822	CSMC Trust, Series 2014-USA-X1	0.69	% (a)(i)(j)	09/15/2037	17,315
1,768,000	ELP Commercial Mortgage Trust, Series 2021-ELP-C (1 Month LIBOR USD + 1.32%, 1.32% Floor)	6.51	% (a)	11/15/2038	1,711,202
2,217,561	Extended Stay America Trust, Series 2021-ESH-D (1 Month LIBOR USD + 2.25%, 2.25% Floor)	7.44	% (a)	07/15/2038	2,159,561
2,264,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.09	% (a)(i)	12/10/2036	2,077,206
1,230,000	FS Rialto, Series 2021-FL3-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	6.41	% (a)	11/16/2036	1,194,549
1,350,000	FS Rialto, Series 2022-FL4-AS (Secured Overnight Financing Rate 30 Day Average + 2.40%, 2.40% Floor)	7.47	% (a)	01/19/2039	1,336,141
442,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSD	5.07	% (a)(i)	03/10/2033	364,368
553,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSE	5.07	% (a)(i)	03/10/2033	444,467
1,509,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-E (1 Month LIBOR USD + 1.55%, 1.55% Floor)	6.74	% (a)	07/15/2035	843,589
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-E (1 Month LIBOR USD + 2.35%, 2.10% Floor)	7.54	% (a)	07/15/2031	556,587
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-F (1 Month LIBOR USD + 3.05%, 2.80% Floor)	8.24	% (a)	07/15/2031	522,599
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-G (1 Month LIBOR USD + 4.17%, 3.93% Floor)	9.37	% (a)	07/15/2031	475,865
6,961,976	GS Mortgage Securities Trust, Series 2014-GC24-XA	0.83	% (i)(j)	09/10/2047	38,812
6,887,460	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.90	% (i)(j)	11/10/2048	102,244
5,295,757	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.88	% (i)(j)	05/10/2049	195,464
2,377,000	GSCG Trust, Series 2019-600C-E	4.12	% (a)(i)	09/06/2034	1,827,881
1,376,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-C	4.68	% (i)	07/15/2047	921,305
5,011,680	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.71	% (i)(j)	12/15/2049	75,076
1,957,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	% (a)(i)	07/05/2033	1,626,021
766,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34	% (a)	05/05/2032	724,841
784,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.60	% (a)(i)	05/05/2032	739,053
915,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.60	% (a)(i)	05/05/2032	861,533
960,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.60	% (a)(i)	05/05/2032	898,675
1,049,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.60	% (a)(i)	05/05/2032	966,432
1,685,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (a)	01/16/2037	1,388,151
1,212,655	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.82	% (i)(j)	02/15/2047	1,614
2,973,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.80	% (i)	08/15/2047	2,582,415
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.63	% (i)	09/15/2047	93,021
1,115,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.33	% (i)	05/15/2048	989,974
3,051,464	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.69	% (i)(j)	05/15/2048	25,093
4,085,084	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.97	% (i)(j)	08/15/2048	57,273
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.79	% (i)	12/15/2048	412,250
1,780,000	KREF Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.07%, 1.07% Floor)	6.23	% (a)	02/15/2039	1,725,073
2,532,000	LCCM Trust, Series 2017-LC26-C	4.71	% (a)	07/12/2050	2,110,301
2,384,374	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.84	% (a)(i)(j)	03/10/2049	41,491
12,029,858	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.95	% (a)(i)(j)	03/10/2050	209,962
2,200,000	MF1 Ltd., Series 2021-FL7-C (1 Month LIBOR USD + 2.05%, 2.05% Floor)	7.21	% (a)	10/16/2036	2,069,450
2,538,000	MFT Trust, Series 2020-ABC-D	3.59	% (a)(i)	02/10/2042	1,551,329
2,500,000	MKT Mortgage Trust, Series 2020-525M-F	3.04	% (a)(i)	02/12/2040	918,358
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.62	% (i)	10/15/2047	93,134
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.64	% (i)	12/15/2047	235,695
393,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.33%, 2.20% Floor)	7.52	% (a)	11/15/2034	369,696
2,489,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (1 Month LIBOR USD + 2.84%, 4.34% Floor)	8.04	% (a)(b)	12/15/2036	839,183
2,284,679	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	8.24	% (a)	10/15/2037	2,206,701
1,919,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	7.39	% (a)	06/15/2035	859,392
1,183,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.62	% (a)(i)	01/15/2037	1,065,776
685,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.62	% (a)(i)	01/15/2037	595,456
639,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ3	3.62	% (a)(i)	01/15/2037	544,200
1,500,000	One New York Plaza Trust, Series 2020-1NYP-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	7.39	% (a)	01/15/2036	1,311,544
2,750,000	RLGH Trust, Series 2021-TROT-D (1 Month LIBOR USD + 1.71%, 1.71% Floor)	6.91	% (a)	04/15/2036	2,612,866
2,874,000	Soho Trust, Series 2021-SOHO-B	2.79	% (a)(i)	08/10/2038	1,932,005
2,889,000	SREIT Trust, Series 2021-IND-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	7.73	% (a)	10/15/2038	2,681,019
961,000	STWD Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 2.46%, 2.35% Floor)	7.57	% (a)	07/15/2038	908,710
1,097,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.84	% (i)	02/15/2051	897,342
12,738,908	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.97	% (i)(j)	02/15/2051	398,189
1,321,442	VMC Finance LLC, Series 2019-FL3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	7.81	% (a)	09/15/2036	1,233,510
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	87,174
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.22	% (i)	05/15/2048	361,259
9,431,349	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	1.03	% (i)(j)	09/15/2058	141,051
4,892,662	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.11	% (i)(j)	11/15/2048	84,623
1,826,682	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.21	% (i)(j)	05/15/2048	23,395
6,267,530	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.74	% (i)(j)	07/15/2058	59,671
1,868,568	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.73	% (i)(j)	03/15/2059	60,654
3,580,448	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.73	% (i)(j)	11/15/2049	128,444
13,535,413	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.11	% (i)(j)	07/15/2050	385,111
2,423,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41-C	4.64	% (i)	11/15/2050	1,905,189
1,925,162	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.55	% (i)(j)	01/15/2060	77,960
2,267,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	5.09	% (i)	09/15/2061	1,892,495
1,136,277	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	7.69	% (a)	02/15/2040	1,005,386
1,136,277	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-E (1 Month LIBOR USD + 3.65%, 3.65% Floor)	8.84	% (a)	02/15/2040	988,028
2,643,430	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.15	% (i)(j)	08/15/2047	24,230

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $117,478,681)					89,960,829

Non-Agency Residential Collateralized Mortgage Obligations - 18.1%
2,885,714	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	5.33%		01/25/2037	1,699,982
1,171,292	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2D (1 Month LIBOR USD + 0.50%, 0.50% Floor)	5.65%		01/25/2037	689,971
1,000,000	AMSR Trust, Series 2020-SFR4-E1	2.21	% (a)	11/17/2037	894,916
5,122,000	AMSR Trust, Series 2021-SFR3-G	3.80	% (a)	10/17/2038	4,375,297
8,041,167	APS Resecuritization Trust, Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	4.08	% (a)	10/27/2046	6,693,170
1,626,773	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2007-HE2-A4 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	5.38%		05/25/2037	1,116,978
1,066,484	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	3.89	% (i)	07/25/2036	906,933
705,211	Bear Stearns ALT-A Trust, Series 2006-4-22A1	3.93	% (i)	08/25/2036	527,834
1,959,826	Chase Mortgage Finance Trust, Series 2007-S4-A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	5.75%		06/25/2037	605,430
127,359	CHL Mortgage Pass-Through Trust, Series 2005-HYB9-3A2A (12 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	5.91%		02/20/2036	106,801
254,991	CHL Mortgage Pass-Through Trust, Series 2007-14-A15	6.50%		09/25/2037	148,867
4,993,474	CHL Mortgage Pass-Through Trust, Series 2007-14-A19	6.00%		09/25/2037	2,756,642
3,135,818	CHL Mortgage Pass-Through Trust, Series 2007-9-A13	5.75%		07/25/2037	1,635,269
388,488	CHL Mortgage Pass-Through Trust, Series 2007-HY1-1A1	3.79	% (i)	04/25/2037	350,018
634,387	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	552,164
237,519	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	167,777
527,875	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	184,412
3,317,035	Countrywide Alternative Loan Trust, Series 2006-6CB-2A10	6.00%		05/25/2036	1,449,002
2,141,059	Countrywide Alternative Loan Trust, Series 2006-OA6-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor)	5.57%		07/25/2046	1,775,823
292,641	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	187,178
475,577	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	253,704
417,272	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	188,896
167,504	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	94,773
274,272	CSAB Mortgage Backed Trust, Series 2006-2-A5A	6.58	% (e)	09/25/2036	92,593
685,422	CSMC Trust, Series 2011-12R-3A5	3.23	% (a)(i)	07/27/2036	653,810
7,700,000	CSMC Trust, Series 2020-RPL6-A2	3.35	% (a)(i)	03/25/2059	6,672,871
1,500,000	CSMC Trust, Series 2021-NQM6-B1	3.29	% (a)(i)	07/25/2066	837,905
183,740	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	% (i)	10/25/2036	148,462
107,191	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50	% (a)(i)	07/27/2037	86,604
6,452,000	FirstKey Homes Trust, Series 2021-SFR1-F1	3.24	% (a)	08/17/2038	5,534,950
8,000,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	% (a)(i)	07/25/2026	6,520,163
500,000	GCAT Trust, Series 2019-NQM3-B1	3.95	% (a)(i)	11/25/2059	372,587
6,456,524	Home Partners of America Trust, Series 2019-2-F	3.87	% (a)	10/19/2039	5,513,776
753,195	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.50% Cap)	5.69%		02/25/2037	670,190
3,765,934	IndyMac INDX Mortgage Loan Trust, Series 2006-AR19-2A1	3.49	% (i)	08/25/2036	3,372,424
403,929	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	199,587
303,269	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	3.87	% (i)	04/25/2037	249,587
3,300,000	Legacy Mortgage Asset Trust, Series 2021-GS1-A2	3.84	% (a)(e)	10/25/2066	2,907,595
108,536	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	56,122
3,000,000	LoanDepot GMSR Master Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.80%, 2.80% Floor)	7.96	% (a)	10/16/2023	2,538,604
69,175	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.16	% (i)	04/25/2036	38,817
263,609	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	103,963
548,664	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	245,492
4,723,264	Morgan Stanley Mortgage Loan Trust, Series 2005-7-3A1	4.72	% (i)	11/25/2035	2,889,282
79,843	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	53,135
286,372	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.47	% (i)	02/25/2036	170,110
451,285	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75	% (i)	04/25/2037	223,414
7,642,471	Morgan Stanley Resecuritization Trust, Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	4.70	% (a)(b)	12/26/2046	6,927,039
1,347,161	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.36%, 0.36% Floor, 12.50% Cap)	5.51%		05/25/2036	1,314,019
3,581,094	New York Mortgage Trust, Series 2021-BPL1-A2	2.98	% (a)(e)	05/25/2026	3,524,888
9,954,496	NovaStar Mortgage Funding Trust, Series 2006-3-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor, 11.00% Cap)	5.47%		10/25/2036	5,401,590
410,467	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 3.70%, 2.70% Floor)	8.88	% (a)	10/27/2024	400,528
500,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	8.15	% (a)	03/25/2026	483,857
3,100,000	Progress Residential Trust, Series 2019-SFR4-F	3.68	% (a)	10/17/2036	2,960,954
1,100,000	Progress Residential Trust, Series 2021-SFR1-G	3.86	% (a)	04/17/2038	973,780
7,500,000	Progress Residential Trust, Series 2021-SFR2-F	3.40	% (a)	04/19/2038	6,601,506
8,100,000	Progress Residential Trust, Series 2021-SFR3-F	3.44	% (a)	05/17/2026	7,167,381
3,000,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(i)	03/25/2026	2,659,426
280,310	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	224,387
1,498,835	Residential Asset Securitization Trust, Series 2005-A15-5A2	5.75%		02/25/2036	612,028
344,683	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	149,574
2,749,387	Residential Funding Mortgage Securities Trust, Series 2006-S8-A10	6.00%		09/25/2036	2,065,957
5,750,000	Residential Mortgage Loan Trust, Series 2020-1-B1	3.95	% (a)(i)	01/26/2060	4,623,080
4,594,013	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	5.30%		06/25/2037	3,093,635
1,116,000	Starwood Mortgage Residential Trust, Series 2019-INV1-B1	3.66	% (a)(i)	09/27/2049	943,836
592,823	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.26	% (i)	12/25/2035	529,140
7,929,558	Structured Asset Securities Corporation, Series 2007-OSI-A4 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	5.35%		06/25/2037	4,942,852
5,441,926	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	5.34	% (a)	03/25/2037	4,388,148
13,322,186	TBW Mortgage Backed Pass Through Trust, Series 2006-3-4A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	5.55%		07/25/2036	1,234,464
13,322,273	TBW Mortgage Backed Pass Through Trust, Series 2006-3-4A3 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	1.95	% (j)(k)	07/25/2036	702,689
6,600,000	Toorak Mortgage Corporation Ltd., Series 2021-1-A2	3.10	% (a)(e)	06/25/2024	6,268,163
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-F	3.75	% (a)	03/17/2038	4,542,308
1,572,364	Velocity Commercial Capital Loan Trust, Series 2018-2-M2	4.51	% (a)(i)	10/26/2048	1,362,964
400,442	Velocity Commercial Capital Loan Trust, Series 2018-2-M3	4.72	% (a)(i)	10/26/2048	332,704
1,063,340	Velocity Commercial Capital Loan Trust, Series 2019-1-M5	5.70	% (a)(i)	03/25/2049	807,840
1,643,986	Velocity Commercial Capital Loan Trust, Series 2019-2-M4	3.99	% (a)(i)	07/25/2049	1,382,219
3,100,000	Verus Securitization Trust, Series 2019-INV3-B1	3.73	% (a)(i)	11/25/2059	2,517,373
2,600,000	Verus Securitization Trust, Series 2021-3-B1	3.20	% (a)(i)	06/25/2066	1,617,809
5,000,000	Verus Securitization Trust, Series 2021-7-B1	4.14	% (a)(i)	10/25/2066	3,338,788
3,000,000	Verus Securitization Trust, Series 2021-R2-B1	3.25	% (a)(i)	02/25/2064	2,125,351
522,149	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-2-4CB	6.00%		03/25/2036	491,105
781,210	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6-2A2	3.71	% (i)	06/25/2037	694,139
245,373	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	209,660
4,534,286	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2007-2-A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	5.75%		04/25/2037	3,125,881

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $197,738,161)					158,254,942

US Corporate Bonds - 3.9%
425,000	Academy Ltd.	6.00	% (a)	11/15/2027	408,476
275,000	Acuris Finance, Inc.	5.00	% (a)	05/01/2028	213,784
260,000	AdaptHealth LLC	5.13	% (a)	03/01/2030	210,852
255,000	Advanced Drainage Systems, Inc.	6.38	% (a)	06/15/2030	252,557
130,000	Aethon United Finance Corporation	8.25	% (a)	02/15/2026	127,843
55,000	Air Methods Corporation	8.00	% (a)(f)	05/15/2025	481
185,000	Alliant Holdings Intermediate LLC	6.75	% (a)	10/15/2027	174,165
260,000	Allied Universal Holdco LLC	6.63	% (a)	07/15/2026	247,061
200,000	Allied Universal Holdco LLC	6.00	% (a)	06/01/2029	147,840
70,000	AMC Entertainment Holdings, Inc.	7.50	% (a)	02/15/2029	49,300
355,000	American Airlines, Inc.	5.75	% (a)	04/20/2029	345,017
100,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	83,470
185,000	AmWINS Group, Inc.	4.88	% (a)	06/30/2029	167,254
239,000	Antero Midstream Partners LP	5.75	% (a)	03/01/2027	230,715
230,000	Antero Resources Corporation	5.38	% (a)	03/01/2030	213,136
290,000	Arconic Corporation	6.13	% (a)	02/15/2028	293,858
145,000	Ashton Woods Finance Company	4.63	% (a)	04/01/2030	123,971
170,000	ASP Unifrax Holdings, Inc.	5.25	% (a)	09/30/2028	122,930
170,000	AssuredPartners, Inc.	5.63	% (a)	01/15/2029	147,309
100,000	Bausch Health Companies, Inc.	6.13	% (a)	02/01/2027	64,135
220,000	Bausch Health Companies, Inc.	4.88	% (a)	06/01/2028	131,217
78,000	Bausch Health Companies, Inc.	11.00	% (a)	09/30/2028	55,598
15,000	Bausch Health Companies, Inc.	14.00	% (a)	10/15/2030	9,000
250,000	BCPE Empire Holdings, Inc.	7.63	% (a)	05/01/2027	232,772
150,000	Blue Racer Midstream LLC	7.63	% (a)	12/15/2025	151,772
25,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	25,055
195,000	Builders FirstSource, Inc.	4.25	% (a)	02/01/2032	169,906
225,000	Caesars Entertainment, Inc.	4.63	% (a)	10/15/2029	196,675
15,000	Caesars Entertainment, Inc.	7.00	% (a)	02/15/2030	15,077
190,000	Callon Petroleum Company	7.50	% (a)	06/15/2030	179,518
210,000	Calpine Corporation	4.50	% (a)	02/15/2028	190,323
210,000	Calpine Corporation	4.63	% (a)	02/01/2029	177,420
340,000	Carnival Corporation	5.75	% (a)	03/01/2027	313,315
250,000	Carnival Corporation	9.88	% (a)	08/01/2027	260,633
60,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	34,023
355,000	CCO Holdings LLC	4.75	% (a)	03/01/2030	303,874
295,000	CCO Holdings LLC	4.50	% (a)	08/15/2030	245,909
200,000	CCO Holdings LLC	4.75	% (a)	02/01/2032	163,310
180,000	CCO Holdings LLC	4.25	% (a)	01/15/2034	136,224
235,000	Cedar Fair LP	5.25%		07/15/2029	213,983
270,000	Chesapeake Energy Corporation	5.88	% (a)	02/01/2029	256,722
125,000	Civitas Resources, Inc.	8.38	% (a)	07/01/2028	126,569
140,000	Clarios Global LP	6.75	% (a)	05/15/2028	139,658
135,000	Clarivate Science Holdings Corporation	4.88	% (a)	07/01/2029	119,898
110,000	Clean Harbors, Inc.	5.13	% (a)	07/15/2029	104,254
95,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	70,407
305,000	Clearway Energy Operating LLC	4.75	% (a)	03/15/2028	281,689
205,000	CNX Midstream Partners LP	4.75	% (a)	04/15/2030	174,081
185,000	CNX Resources Corporation	6.00	% (a)	01/15/2029	171,659
150,000	CommScope Technologies LLC	5.00	% (a)	03/15/2027	104,623
135,000	CommScope, Inc.	4.75	% (a)	09/01/2029	106,564
140,000	Community Health Systems, Inc.	6.00	% (a)	01/15/2029	117,925
200,000	Community Health Systems, Inc.	4.75	% (a)	02/15/2031	151,380
140,000	Consolidated Communications, Inc.	5.00	% (a)	10/01/2028	105,224
120,000	Cornerstone Building Brands, Inc.	6.13	% (a)	01/15/2029	94,997
285,000	Coty, Inc.	5.00	% (a)	04/15/2026	273,409
470,000	CQP Holdco LP	5.50	% (a)	06/15/2031	419,956
230,000	CSC Holdings LLC	6.50	% (a)	02/01/2029	186,159
245,000	CSC Holdings LLC	5.75	% (a)	01/15/2030	116,028
180,000	CSI Compressco LP	7.50	% (a)	04/01/2025	172,607
115,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	100,140
100,000	Dana, Inc.	5.38%		11/15/2027	94,818
65,000	Dana, Inc.	4.25%		09/01/2030	54,173
110,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	100,341
165,000	DirectTV Financing LLC	5.88	% (a)	08/15/2027	149,624
60,000	DISH DBS Corporation	5.88%		11/15/2024	52,553
195,000	DISH DBS Corporation	5.75	% (a)	12/01/2028	145,403
110,000	DISH DBS Corporation	5.13%		06/01/2029	51,188
105,000	Dornoch Debt Merger Sub, Inc.	6.63	% (a)	10/15/2029	85,788
250,000	Dun & Bradstreet Corporation	5.00	% (a)	12/15/2029	220,700
115,000	Embarq Corporation	8.00%		06/01/2036	69,662
55,000	Emergent BioSolutions, Inc.	3.88	% (a)	08/15/2028	32,054
45,000	Encompass Health Corporation	4.75%		02/01/2030	41,027
145,000	Encompass Health Corporation	4.63%		04/01/2031	128,725
95,000	Endo Luxembourg Finance Company SARL	6.13	% (a)	04/01/2029	70,395
160,000	Energizer Holdings, Inc.	6.50	% (a)	12/31/2027	154,024
155,000	EQM Midstream Partners LP	4.75	% (a)	01/15/2031	135,957
80,000	EverArc Escrow SARL	5.00	% (a)	10/30/2029	63,642
180,000	Ferrellgas LP	5.38	% (a)	04/01/2026	167,581
185,000	Fertitta Entertainment LLC	6.75	% (a)	01/15/2030	157,623
630,000	Ford Motor Company	3.25%		02/12/2032	496,191
200,000	Ford Motor Credit Company LLC	4.39%		01/08/2026	189,463
200,000	Ford Motor Credit Company LLC	4.95%		05/28/2027	188,882
260,000	Ford Motor Credit Company LLC	3.63%		06/17/2031	213,381
120,000	Fortrea Holdings, Inc.	7.50	% (a)	07/01/2030	123,026
170,000	Fortress Transportation and Infrastructure Investors LLC	5.50	% (a)	05/01/2028	155,740
165,000	Frontier Communications Holdings LLC	5.00	% (a)	05/01/2028	142,523
23,218	Frontier Communications Holdings LLC	5.88%		11/01/2029	16,973
110,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	103,057
165,000	Gap, Inc.	3.88	% (a)	10/01/2031	113,168
320,000	Global Access, Inc.	5.00	% (a)	07/15/2029	280,531
200,000	Goodyear Tire & Rubber Company	5.25%		07/15/2031	173,965
80,000	GrafTech Finance, Inc.	4.63	% (a)	12/15/2028	65,074
210,000	Griffon Corporation	5.75%		03/01/2028	196,625
112,043	Gulfport Energy Corporation	8.00	% (a)	05/17/2026	112,693
315,000	Helios Software Holdings, Inc.	4.63	% (a)	05/01/2028	268,623
70,000	Hertz Corporation	5.00	% (a)	12/01/2029	57,952
365,000	Hess Midstream Operations LP	4.25	% (a)	02/15/2030	318,824
450,000	Hess Midstream Operations LP	5.50	% (a)	10/15/2030	416,777
130,000	H-Food Holdings LLC	8.50	% (a)	06/01/2026	51,529
220,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	190,499
470,000	Hilcorp Energy LP	6.25	% (a)	11/01/2028	442,836
100,000	HUB International Ltd.	7.25	% (a)	06/15/2030	103,351
180,000	Icahn Enterprises LP	5.25%		05/15/2027	155,408
55,000	iHeartCommunications, Inc.	8.38%		05/01/2027	36,718
225,000	II-VI, Inc.	5.00	% (a)	12/15/2029	203,356
165,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	144,006
335,000	Installed Building Products, Inc.	5.75	% (a)	02/01/2028	316,119
195,000	Iron Mountain, Inc.	7.00	% (a)	02/15/2029	195,539
115,000	Iron Mountain, Inc.	4.50	% (a)	02/15/2031	98,916
120,000	JELD-WEN, Inc.	4.88	% (a)	12/15/2027	106,430
200,000	Leeward Renewable Energy Operations LLC	4.25	% (a)	07/01/2029	178,425
145,000	Legacy LifePoint Health LLC	4.38	% (a)	02/15/2027	112,375
220,000	Legends Hospitality Holding Company LLC	5.00	% (a)	02/01/2026	198,305
115,000	Level 3 Financing, Inc.	3.75	% (a)	07/15/2029	69,383
135,000	Level 3 Financing, Inc.	10.50	% (a)	05/15/2030	137,100
150,000	LFS Topco LLC	5.88	% (a)	10/15/2026	131,937
75,000	LifePoint Health, Inc.	5.38	% (a)	01/15/2029	44,370
55,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	39,894
195,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	181,770
95,000	Lumen Technologies, Inc.	4.00	% (a)	02/15/2027	70,904
285,000	M/I Homes, Inc.	4.95%		02/01/2028	265,958
160,000	Madison IAQ LLC	4.13	% (a)	06/30/2028	141,030
160,000	Madison IAQ LLC	5.88	% (a)	06/30/2029	129,785
200,000	McGraw-Hill Education, Inc.	5.75	% (a)	08/01/2028	173,524
305,000	Medline Borrower LP	5.25	% (a)	10/01/2029	264,962
200,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	172,753
150,000	Michaels Companies, Inc.	5.25	% (a)	05/01/2028	121,345
130,000	Michaels Companies, Inc.	7.88	% (a)	05/01/2029	87,750
335,000	Midwest Gaming Borrower LLC	4.88	% (a)	05/01/2029	296,123
180,000	Minerva Merger Sub, Inc.	6.50	% (a)	02/15/2030	151,675
230,000	ModivCare Escrow Issuer, Inc.	5.00	% (a)	10/01/2029	170,417
60,000	Moss Creek Resources Holdings, Inc.	7.50	% (a)	01/15/2026	55,159
225,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	206,777
170,000	Nabors Industries Ltd.	7.25	% (a)	01/15/2026	158,902
275,000	Nationstar Mortgage Holdings, Inc.	5.75	% (a)	11/15/2031	226,188
150,000	Navient Corporation	5.00%		03/15/2027	134,328
255,000	NCL Corporation Ltd.	5.88	% (a)	03/15/2026	238,798
155,000	NCL Corporation Ltd.	8.38	% (a)	02/01/2028	162,106
85,000	News Corporation	5.13	% (a)	02/15/2032	77,636
200,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	197,183
70,000	NGL Energy Partners LP	7.50%		04/15/2026	65,985
300,000	NRG Energy, Inc.	3.63	% (a)	02/15/2031	234,469
160,000	Oasis Petroleum, Inc.	6.38	% (a)	06/01/2026	158,773
60,000	OneMain Finance Corporation	7.13%		03/15/2026	59,004
220,000	OneMain Finance Corporation	6.63%		01/15/2028	207,739
200,000	Organon & Company	5.13	% (a)	04/30/2031	165,273
225,000	Owens & Minor, Inc.	6.63	% (a)	04/01/2030	204,352
170,000	Pactiv Evergreen Group Issuer LLC	4.38	% (a)	10/15/2028	147,393
200,000	Park Intermediate Holdings LLC	4.88	% (a)	05/15/2029	172,555
60,000	PBF Holding Company LLC	6.00%		02/15/2028	56,138
40,000	PECF USS Intermediate Holding Corporation	8.00	% (a)	11/15/2029	22,545
145,000	Penn National Gaming, Inc.	4.13	% (a)	07/01/2029	119,132
255,000	PennyMac Financial Services, Inc.	4.25	% (a)	02/15/2029	205,058
180,000	Performance Food Group, Inc.	4.25	% (a)	08/01/2029	160,440
250,000	PetSmart, Inc.	7.75	% (a)	02/15/2029	248,685
250,000	Pike Corporation	5.50	% (a)	09/01/2028	224,701
105,000	Post Holdings, Inc.	5.50	% (a)	12/15/2029	97,023
72,000	Post Holdings, Inc.	4.63	% (a)	04/15/2030	63,175
130,000	Premier Entertainment Sub LLC	5.63	% (a)	09/01/2029	98,596
95,000	Prime Security Services Borrower LLC	6.25	% (a)	01/15/2028	89,133
70,000	Radiate Holdco LLC	4.50	% (a)	09/15/2026	55,904
75,000	Radiate Holdco LLC	6.50	% (a)	09/15/2028	43,875
140,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	51,168
125,000	Realogy Group LLC	5.25	% (a)	04/15/2030	88,974
100,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.	9.75	% (a)	12/01/2026	84,007
90,000	Rent-A-Center, Inc.	6.38	% (a)	02/15/2029	79,963
165,000	Roller Bearing Company of America, Inc.	4.38	% (a)	10/15/2029	148,031
255,000	Royal Caribbean Cruises Ltd.	5.50	% (a)	08/31/2026	242,007
40,000	Royal Caribbean Cruises Ltd.	7.25	% (a)	01/15/2030	40,550
110,000	RP Escrow Issuer LLC	5.25	% (a)	12/15/2025	81,264
225,000	Ryan Specialty LLC	4.38	% (a)	02/01/2030	199,451
165,000	Schweitzer-Mauduit International, Inc.	6.88	% (a)	10/01/2026	144,608
220,000	Scientific Games Holdings LP	6.63	% (a)	03/01/2030	193,804
220,000	Scientific Games International, Inc.	7.25	% (a)	11/15/2029	220,473
65,000	Scripps Escrow, Inc.	5.88	% (a)	07/15/2027	52,700
100,000	Scripps Escrow, Inc.	3.88	% (a)	01/15/2029	80,842
225,000	SEG Holding LLC	5.63	% (a)	10/15/2028	213,379
205,000	Select Medical Corporation	6.25	% (a)	08/15/2026	201,722
215,000	Southwestern Energy Company	4.75%		02/01/2032	189,794
285,000	Spectrum Brands, Inc.	5.00	% (a)	10/01/2029	254,672
150,000	SRS Distribution, Inc.	4.63	% (a)	07/01/2028	134,124
150,000	SRS Distribution, Inc.	6.13	% (a)	07/01/2029	129,741
250,000	Standard Industries, Inc.	4.38	% (a)	07/15/2030	216,749
155,000	Staples, Inc.	7.50	% (a)	04/15/2026	128,227
85,000	Staples, Inc.	10.75	% (a)	04/15/2027	49,499
145,000	Station Casinos LLC	4.63	% (a)	12/01/2031	122,314
195,000	Suburban Propane Partners LP	5.00	% (a)	06/01/2031	163,540
240,000	SunCoke Energy, Inc.	4.88	% (a)	06/30/2029	201,844
115,000	Sunoco LP	6.00%		04/15/2027	113,409
100,000	Sunoco LP	4.50%		05/15/2029	88,832
90,000	SWF Escrow Issuer Corporation	6.50	% (a)	10/01/2029	54,120
165,000	Tenet Healthcare Corporation	6.25%		02/01/2027	163,494
145,000	Tenet Healthcare Corporation	6.13%		10/01/2028	139,731
250,000	Tenet Healthcare Corporation	6.13%		06/15/2030	246,738
115,000	TMS International Corporation	6.25	% (a)	04/15/2029	96,718
275,000	Townsquare Media, Inc.	6.88	% (a)	02/01/2026	263,232
285,000	TransDigm, Inc.	5.50%		11/15/2027	269,143
100,000	TransDigm, Inc.	6.75	% (a)	08/15/2028	100,504
182,813	Transocean Poseidon Ltd.	6.88	% (a)	02/01/2027	180,568
115,000	Trident TPI Holdings, Inc.	12.75	% (a)	12/31/2028	119,399
105,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	90,222
225,000	United Airlines, Inc.	4.63	% (a)	04/15/2029	205,215
140,000	United Natural Foods, Inc.	6.75	% (a)	10/15/2028	116,218
85,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	10.50	% (a)	02/15/2028	84,402
230,000	Univision Communications, Inc.	4.50	% (a)	05/01/2029	197,860
155,000	Venture Global LNG, Inc.	8.13	% (a)	06/01/2028	157,597
100,000	Venture Global LNG, Inc.	8.38	% (a)	06/01/2031	100,951
135,000	Victoria’s Secret Company	4.63	% (a)	07/15/2029	98,791
85,000	Viking Cruises Ltd.	13.00	% (a)	05/15/2025	89,309
230,000	Viking Cruises Ltd.	5.88	% (a)	09/15/2027	211,662
195,000	Viking Cruises Ltd.	9.13	% (a)	07/15/2031	197,141
50,000	Virtusa Corporation	7.13	% (a)	12/15/2028	40,766
230,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	214,977
120,000	Weatherford International Ltd.	6.50	% (a)	09/15/2028	120,624
240,000	Weatherford International Ltd.	8.63	% (a)	04/30/2030	243,882
70,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	21,186
190,000	WR Grace Holdings LLC	5.63	% (a)	08/15/2029	155,848
380,000	XHR LP	4.88	% (a)	06/01/2029	326,192
215,000	XPO, Inc.	7.13	% (a)	06/01/2031	216,897

Total US Corporate Bonds (Cost $38,347,896)					33,813,045

US Government and Agency Mortgage Backed Obligations - 9.1%
8,349,534	Federal Home Loan Mortgage Corporation Pass-Thru, Series KF89-AS (Secured Overnight Financing Rate 30 Day Average + 0.37%)	5.41%		09/25/2030	8,218,002
633,157	Federal Home Loan Mortgage Corporation REMICS, Series 3926-HS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	1.26	% (j)(k)	09/15/2041	64,160
227,766	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	209,314
13,707,798	Federal Home Loan Mortgage Corporation REMICS, Series 4851-PF (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	5.59%		08/15/2057	13,164,634
2,069,421	Federal Home Loan Mortgage Corporation REMICS, Series 4942-FB (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	5.69%		04/15/2040	2,010,025
12,124,894	Federal Home Loan Mortgage Corporation REMICS, Series 4944-F (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	5.60%		01/25/2050	11,833,472
1,546,068	Federal Home Loan Mortgage Corporation REMICS, Series 4981-GF (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	5.55%		06/25/2050	1,492,539
11,356,162	Federal Home Loan Mortgage Corporation REMICS, Series 5142-QI	3.00	% (j)	09/25/2051	1,880,405
6,578,640	Federal National Mortgage Association REMICS, Series 2013-12-FT (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	5.50%		02/25/2043	6,363,937
8,531,190	Federal National Mortgage Association REMICS, Series 2017-11-SK (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.90	% (j)(k)	03/25/2047	914,470
4,506,399	Federal National Mortgage Association REMICS, Series 2018-86-MF (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	5.45%		12/25/2048	4,392,535
8,232,347	Federal National Mortgage Association REMICS, Series 2020-54-AS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	1.00	% (j)(k)	08/25/2050	986,930
9,350,266	Federal National Mortgage Association REMICS, Series 2021-32-AI	3.00	% (j)	05/25/2046	1,086,822
5,531,940	Federal National Mortgage Association REMICS, Series 2022-43-FA (Secured Overnight Financing Rate 30 Day Average + 0.55%, 0.55% Floor, 6.00% Cap)	5.62%		07/25/2052	5,314,824
21,119,514	Federal National Mortgage Association, Series 2019-M7-X	0.44	% (i)(j)	04/25/2029	323,433
22,027,115	Federal National Mortgage Association, Series 2021-M8-X	0.33	% (i)(j)	11/25/2035	470,248
639,609	FREMF Mortgage Trust, Series 2016-KF18-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	10.69	% (a)	05/25/2026	611,326
372,621	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	9.54	% (a)	12/25/2026	366,273
700,066	FREMF Mortgage Trust, Series 2017-KF30-B (1 Month LIBOR USD + 3.25%, 3.25% Floor)	8.44	% (a)	03/25/2027	682,514
1,479,905	FREMF Mortgage Trust, Series 2017-KF34-B (1 Month LIBOR USD + 2.70%, 2.55% Floor)	7.89	% (a)	08/25/2024	1,457,796
392,798	FREMF Mortgage Trust, Series 2018-KF44-B (1 Month LIBOR USD + 2.15%, 2.15% Floor)	7.34	% (a)	02/25/2025	382,301
2,305,517	FREMF Mortgage Trust, Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	11.19	% (a)	10/25/2029	2,193,920
23,237,349	Government National Mortgage Association, Series 2013-155-IB	0.18	% (i)(j)	09/16/2053	72,210
7,891,659	Government National Mortgage Association, Series 2019-128-KS (-1 x 1 Month LIBOR USD + 2.85%, 2.85% Cap)	0.00	% (j)(k)	10/20/2049	99,462
7,102,446	Government National Mortgage Association, Series 2020-104-SB (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	0.99	% (j)(k)	07/20/2050	829,428
20,580,845	Government National Mortgage Association, Series 2020-115-SA (-1 x 1 Month LIBOR USD + 4.20%, 4.20% Cap)	0.00	% (j)(k)	08/20/2050	737,965
15,217,695	Government National Mortgage Association, Series 2020-115-YS (-1 x 1 Month LIBOR USD + 4.20%, 4.20% Cap)	0.00	% (j)(k)	08/20/2050	517,497
31,662,719	Government National Mortgage Association, Series 2020-129-SA (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	0.00	% (j)(k)	09/20/2050	617,765
37,349,688	Government National Mortgage Association, Series 2020-146-IJ	2.50	% (j)	10/20/2050	4,475,800
14,963,439	Government National Mortgage Association, Series 2020-189-SU (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (j)(k)	12/20/2050	1,924,553
12,562,607	Government National Mortgage Association, Series 2021-193-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00	% (j)(k)	11/20/2051	130,029
8,465,276	Government National Mortgage Association, Series 2021-1-SH (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (j)(k)	01/20/2051	850,496
27,722,168	Government National Mortgage Association, Series 2021-35-IO	1.03	% (i)(j)	12/16/2062	1,997,690
24,758,652	Government National Mortgage Association, Series 2023-15-IO	0.92	% (i)(j)	08/16/2064	1,873,254
836,554	Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2021-Q015-B (Secured Overnight Financing Rate 30 Day Average + 2.85%)	7.89	% (a)	08/25/2024	833,076

Total US Government and Agency Mortgage Backed Obligations (Cost $93,586,199)					79,379,105

US Government and Agency Obligations - 2.2%
15,000,000	United States Treasury Notes	3.13%		08/15/2025	14,490,527
5,000,000	United States Treasury Notes	3.13%		08/31/2027	4,782,715

Total US Government and Agency Obligations (Cost $19,390,148)					19,273,242

Common Stocks - 0.0% (n)
1,098	Bright Bidco B.V. (b)(l)				659
3,553	Intelsat Emergence S.A. (b)(l)				81,719

Total Common Stocks (Cost $374,250)					82,378

Escrow Notes - 0.0% (n)
380,000	GCB Intelsat Jackson (b)(l)				—
400,000	Gulfport Energy Corporation (l)				752

Total Escrow Notes (Cost $—)					752

Rights - 0.0% (n)
372	Intelsat Jackson Holdings Ltd. - Series A (b)(l)				2,697
372	Intelsat Jackson Holdings Ltd. - Series B (b)(l)				1,767

Total Rights (Cost $—)					4,464

Warrants - 0.0% (n)
3,500	Avation PLC (l)				1,445

Total Warrants (Cost $—)					1,445

Short Term Investments - 15.4%
4,638,202	First American Government Obligations Fund - Class U	5.03	% (m)		4,638,202
4,638,202	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.03	% (m)		4,638,202
4,638,202	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.03	% (m)		4,638,202
26,700,000	United States Treasury Bills	0.00%		07/13/2023	26,662,907
28,000,000	United States Treasury Bills	0.00%		07/25/2023	27,914,530
16,600,000	United States Treasury Bills	0.00%		08/15/2023	16,498,061
5,000,000	United States Treasury Bills	0.00%		11/02/2023	4,911,921
45,000,000	United States Treasury Bills	0.00%		11/09/2023	44,164,456

Total Short Term Investments (Cost $134,054,411)					134,066,481

Total Investments - 99.4% (Cost $1,003,133,877)					867,670,693
Other Assets in Excess of Liabilities - 0.6%					5,127,843

NET ASSETS - 100.0%					$872,798,536

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Value determined using significant unobservable inputs.

(c)	Principal only security

(d)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(h)	Perpetual maturity. The date disclosed is the next call date of the security.

(i)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(j)	Interest only security

(k)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)	Non-income producing security

(m)	Seven-day yield as of period end

(n)	Represents less than 0.05% of net assets

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	19.6%
Non-Agency Residential Collateralized Mortgage Obligations	18.1%
Short Term Investments	15.4%
Non-Agency Commercial Mortgage Backed Obligations	10.3%
US Government and Agency Mortgage Backed Obligations	9.1%
Bank Loans	7.3%
Foreign Corporate Bonds	6.2%
Asset Backed Obligations	5.0%
US Corporate Bonds	3.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.3%
US Government and Agency Obligations	2.2%
Common Stocks	0.0%	(n)
Escrow Notes	0.0%	(n)
Rights	0.0%	(n)
Warrants	0.0%	(n)
Other Assets and Liabilities	0.6%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	19.6%
Non-Agency Residential Collateralized Mortgage Obligations	18.1%
Short Term Investments	15.4%
Non-Agency Commercial Mortgage Backed Obligations	10.3%
US Government and Agency Mortgage Backed Obligations	9.1%
Asset Backed Obligations	5.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.3%
US Government and Agency Obligations	2.2%
Utilities	1.7%
Energy	1.5%
Banking	1.4%
Healthcare	1.0%
Business Equipment and Services	0.9%
Media	0.9%
Electronics/Electric	0.8%
Transportation	0.8%
Telecommunications	0.7%
Chemicals/Plastics	0.6%
Mining	0.6%
Retailers (other than Food/Drug)	0.6%
Aerospace & Defense	0.5%
Consumer Products	0.5%
Leisure	0.5%
Automotive	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Building and Development (including Steel/Metals)	0.3%
Commercial Services	0.3%
Industrial Equipment	0.3%
Insurance	0.3%
Finance	0.3%
Financial Intermediaries	0.3%
Technology	0.3%
Construction	0.2%
Chemical Products	0.2%
Containers and Glass Products	0.2%
Food Service	0.2%
Pharmaceuticals	0.2%
Beverage and Tobacco	0.1%
Cosmetics/Toiletries	0.1%
Diversified Manufacturing	0.1%
Food Products	0.1%
Real Estate	0.1%
Environmental Control	0.0%	(n)
Food/Drug Retailers	0.0%	(n)
Pulp & Paper	0.0%	(n)
Other Assets and Liabilities	0.6%

	100.0%

Notes to Schedule of Investments

June 30, 2023 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$743,285,139	$70,164,249	$409	$1,187,640	$47,188,971	$12,206,116
Affiliated Mutual Funds	—	437,786,179	—	3,895,974	—	—
Warrants	—	12,821	—	—	—	—
Exchange Traded Funds	—	—	—	2,656,181	—	—
Real Estate Investment Trusts	—	—	—	370,920	—	—
Total Level 1	743,285,139	507,963,249	409	8,110,715	47,188,971	12,206,116
Level 2
US Government and Agency Mortgage Backed Obligations	16,358,909,639	1,368,227,413	—	1,664,735	182,006,206	—
Non-Agency Residential Collateralized Mortgage Obligations	8,593,111,428	802,348,123	—	4,119,736	785,718,277	—
US Government and Agency Obligations	2,731,998,533	1,487,527,395	—	—	1,123,285,902	—
Non-Agency Commercial Mortgage Backed Obligations	2,422,470,422	376,189,783	—	—	853,581,186	—
Asset Backed Obligations	1,407,932,715	254,447,255	—	—	349,440,256	—
Collateralized Loan Obligations	1,076,680,500	252,543,724	—	—	991,277,486	—
US Corporate Bonds	—	1,096,145,263	—	—	400,904,115	8,393,243
Foreign Corporate Bonds	—	414,228,831	358,332,901	—	479,968,999	680,859
Bank Loans	—	239,377,235	—	—	244,160,277	175,103,359
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	93,359,483	161,710,642	—	147,740,468	—
Short Term Investments	—	79,264,141	—	4,332,909	403,656,258	—
Municipal Bonds	—	5,592,029	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	32,591,103,237	6,469,253,862	520,043,543	10,117,380	5,961,739,430	184,177,461
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	199,376,020	742,273	—	—	—	—
Asset Backed Obligations	49,505,611	6,222,149	—	—	24,755,000	—
Collateralized Loan Obligations	485,088	691,241	—	76,100	—	—
Bank Loans	—	488,086	—	—	—	390,851
Common Stocks	—	343,480	—	—	—	1,584
Rights	—	18,624	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Total Level 3	249,366,719	8,505,853	—	76,100	24,755,000	392,435
Total	$33,583,755,095	$6,985,722,964	$520,043,952	$18,304,195	$6,033,683,401	$196,776,012
Other Financial Instruments
Level 1
Futures Contracts	$5,898,959	$532,514	$—	$(40,078)	$—	$—
Total Level 1	5,898,959	532,514	—	(40,078)	—	—
Level 2
Excess Return Swaps	—	—	—	862,413	—	—
Unfunded Loan Commitments	—	(49,110)	—	—	—	(30,085)
Total Level 2	—	(49,110)	—	862,413	—	(30,085)
Level 3	—	—	—	—	—	—
Total	$5,898,959	$483,404	$—	$822,335	$—	$(30,085)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$132,400,389	$13,914,606	$1,205,846	$2,138,559	$5,147,280	$2,671,836
Warrants	—	1,445	—	—	—	—
Total Level 1	132,400,389	13,916,051	1,205,846	2,138,559	5,147,280	2,671,836
Level 2
Collateralized Loan Obligations	741,476,270	168,073,281	—	—	—	—
US Government and Agency Obligations	714,710,521	19,273,242	—	8,545,031	—	49,111,670
Non-Agency Commercial Mortgage Backed Obligations	497,628,997	88,173,507	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	475,193,894	151,327,903	—	—	—	—
Asset Backed Obligations	288,972,044	39,690,566	—	—	—	—
US Corporate Bonds	265,721,495	33,813,045	—	—	—	—
Bank Loans	238,058,965	63,700,277	—	—	—	—
Foreign Corporate Bonds	222,952,472	53,703,788	133,682,872	—	—	—
Short Term Investments	212,480,039	120,151,875	—	—	154,994,653	2,349,983
US Government and Agency Mortgage Backed Obligations	107,340,940	79,379,105	—	39,792,261	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	35,503,436	20,298,590	39,435,739	—	—	86,292,910
Escrow Notes	—	752	—	—	—	—
Total Level 2	3,800,039,073	837,585,931	173,118,611	48,337,292	154,994,653	137,754,563
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,237,668	1,787,322	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	2,724,740	6,927,039	—	—	—	—
Bank Loans	$—	$106,723	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	4,281,593	—	—	—	—
Collateralized Loan Obligations	—	2,979,192	—	—	—	—
Common Stocks	—	82,378	—	—	—	—
Rights	—	4,464	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,962,408	16,168,711	—	—	—	—
Total	$3,940,401,870	$867,670,693	$174,324,457	$50,475,851	$160,141,933	$140,426,399
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$608,744	$—	$—
Total Level 1	—	—	—	608,744	—	—
Level 2
Excess Return Swaps	287,764,035	—	—	—	4,299,150	—
Unfunded Loan Commitments	—	(12,251)	—	—	—	—
Total Level 2	287,764,035	—	—	—	4,299,150	—
Level 3	—	—	—	—	—	—
Total	$287,764,035	$(12,251)	$—	$608,744	$4,299,150	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$425,186	$2,601,552	$211,317	$88,053	$504,091	$750,198
Affiliated Mutual Funds	—	3,024,971	—	—	—	9,730,063
Total Level 1	425,186	5,626,523	211,317	88,053	504,091	10,480,261
Level 2
US Corporate Bonds	152,481,698	3,634,922	2,724,698	—	—	—
Asset Backed Obligations	136,326,006	1,750,290	—	—	1,038,464	—
Foreign Corporate Bonds	40,997,472	2,663,843	541,282	2,193,850	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6,662,708	313,995	—	8,243,312	—	—
Collateralized Loan Obligations	—	8,740,203	2,272,386	—	12,394,083	—
US Government and Agency Obligations	—	8,515,329	2,359,986	—	2,269,912	1,457,085
Non-Agency Residential Collateralized Mortgage Obligations	—	6,460,909	—	—	15,319,956	—
Non-Agency Commercial Mortgage Backed Obligations	—	6,447,223	2,077,996	—	9,275,627	—
Short Term Investments	$—	$5,911,205	$877,989	$—	$—	$986,504
US Government and Agency Mortgage Backed Obligations	—	1,100,872	—	—	3,354,102	—
Total Level 2	336,467,884	45,538,791	10,854,337	10,437,162	43,652,144	2,443,589
Level 3
Foreign Corporate Bonds	2,041,447	—	—	—	—	—
Asset Backed Obligations	952,148	—	—	—	2,134,102	—
Total Level 3	2,993,595	—	—	—	2,134,102	—
Total	$339,886,665	$51,165,314	$11,065,654	$10,525,215	$46,290,337	$12,923,850
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	1,836,034	(1,712,206)	—	—	170,726
Forward Currency Exchange Contracts	—	870,322	—	—	—	—
Total Level 2	—	2,706,356	(1,712,206)	—	—	170,726
Level 3	—	—	—	—	—	—
Total	$—	$2,706,356	$(1,712,206)	$—	$—	$170,726

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$8,898	$(115,868)	$19,369	$—	$(105,045)	$—	$—	$6,927,039	$(115,362)
Asset Backed Obligations	8,405,530	(445,212)	(3,274,951)	—	175,850	(579,624)	—	—	4,281,593	(3,689,793)
Collateralized Loan Obligations	1,520,905	—	(74,625)	201	5,298	—	1,527,413	—	2,979,192	(70,611)
Non-Agency Commercial Mortgage Backed Obligations	983,389	1,686	34,100	1,807	—	(72,843)	839,183	—	1,787,322	18,208
Bank Loans	107,055	101	(1,259)	1,158	—	(332)	—	—	106,723	(1,155)
Common Stocks	290,300	(32,896)	9,485	—	—	(184,511)	—	—	82,378	(36,327)
Rights	6,138	—	(1,674)	—	—	—	—	—	4,464	(1,674)
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—	—

Total	$18,433,002	$(467,423)	$(3,424,792)	$22,535	$181,148	$(942,355)	$2,366,596	$—	$16,168,711	$(3,826,103)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(1,926,537)	$1,098,981	$(164)	$81,573	$(1,198,914)	$—	$—	$2,134,102	$(741,465)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,927,039	Market Comparables	Market Quotes	$90.64 ($90.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,281,593	Market Comparables	Market Quotes	$12.37 - $87.49 ($60.05)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$2,979,192	Market Comparables	Market Quotes	$23.43 - $76.37 ($71.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,787,322	Market Comparables	Market Quotes	$33.72 -$77.41 ($56.90)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,723	Market Comparables	Market Quotes	$0.00 - $100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$82,378	Market Comparables	Market Quotes	$0.60 - $23.00 ($22.82)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$4,464	Market Comparables	Market Quotes	$4.75 - $7.25 ($6.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$2,134,102	Market Comparables	Market Quotes	$12.37 - $4,604.87 ($1,793.51)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.